Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	10	4	10
Pre-Modification Outstanding Recorded Investment	$ 907	$ 482	$ 684
Post-Modification Outstanding Recorded Investment	$ 863	$ 328	$ 673
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	10	4	10
Pre-Modification Outstanding Recorded Investment	$ 907	$ 482	$ 684
Post-Modification Outstanding Recorded Investment	$ 863	$ 328	$ 673
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1		2
Pre-Modification Outstanding Recorded Investment	$ 12		$ 46
Post-Modification Outstanding Recorded Investment	$ 10		$ 44
Other Payment Terms [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1
Pre-Modification Outstanding Recorded Investment	$ 9
Post-Modification Outstanding Recorded Investment	$ 5
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	2
Pre-Modification Outstanding Recorded Investment	$ 178
Post-Modification Outstanding Recorded Investment	$ 173
Other Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 55
Post-Modification Outstanding Recorded Investment			$ 55
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	4	6
Pre-Modification Outstanding Recorded Investment	$ 708	$ 482	$ 530
Post-Modification Outstanding Recorded Investment	$ 675	$ 328	$ 521
Other Payment Terms [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 53
Post-Modification Outstanding Recorded Investment			$ 53